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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07683

Morgan Stanley Special Value Fund
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                    (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                          (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: July 31, 2007

Date of reporting period: April 30, 2007


ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

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MORGAN STANLEY SPECIAL VALUE FUND
PORTFOLIO OF INVESTMENTS  APRIL 30, 2007 (UNAUDITED)


  NUMBER OF
    SHARES                                                                                                     VALUE
---------------                                                                                            ---------------
                          COMMON STOCKS (95.0%)
                          Aerospace & Defense (4.9%)
   214,780                AAR Corp.                                                                *       $    6,559,381
   334,000                DRS Technologies, Inc.                                                               16,803,540
   204,700                Moog Inc. (Class A)                                                      *            8,703,844
                                                                                                           ---------------
                                                                                                               32,066,765
                                                                                                           ---------------
                          Agricultural Commodities/Milling (1.7%)
   281,400                Corn Products International, Inc.                                                    11,205,348
                                                                                                           ---------------

                          Air Freight/Couriers (1.2%)
   317,600                Pacer International, Inc.                                                             8,114,680
                                                                                                           ---------------

                          Apparel/Footwear (1.0%)
   319,935                Maidenform Brands, Inc.                                                  *            6,523,475
                                                                                                           ---------------

                          Apparel/Footwear Retail (2.7%)
   320,350                Stage Stores, Inc.                                                                    7,063,718
   267,600                Tween Brands, Inc.                                                       *           10,479,216
                                                                                                           ---------------
                                                                                                               17,542,934
                                                                                                           ---------------
                          Broadcasting (1.6%)
   111,800                Lin TV Corp. (Class A)                                                   *            1,784,328
   531,600                Sinclair Broadcast Group, Inc. (Class A)                                              8,681,028
                                                                                                           ---------------
                                                                                                               10,465,356
                                                                                                           ---------------
                          Chemicals: Major Diversified (1.2%)
   429,113                Hercules Inc.                                                            *            8,084,489
                                                                                                           ---------------

                          Chemicals: Specialty (1.3%)
   148,900                Cytec Industries Inc.                                                                 8,174,610
                                                                                                           ---------------

                          Commercial Printing/Forms (3.0%)
   438,600                Cenveo Inc.                                                              *           11,250,090
   115,200                Consolidated Graphics, Inc.                                              *            8,668,800
                                                                                                           ---------------
                                                                                                               19,918,890
                                                                                                           ---------------
                          Computer Peripherals (2.2%)
   549,500                Electronics for Imaging, Inc.                                            *           14,655,165
                                                                                                           ---------------

                          Construction Materials (0.6%)
   365,600                Dayton Superior Corp.                                                    *            3,692,560
                                                                                                           ---------------

                          Consumer Sundries (1.3%)
   261,900                Central Garden & Pet Co. (Class A)                                       *            3,750,408
   339,300                Central Garden & Pet Co.                                                 *            5,025,033
                                                                                                           ---------------
                                                                                                                8,775,441
                                                                                                           ---------------

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
                          Containers/Packaging (2.0%)
   176,142                Rock-Tenn Co. (Class A)                                                               6,739,193
   115,600                Silgan Holdings Inc.                                                                  6,633,128
                                                                                                           ---------------
                                                                                                               13,372,321
                                                                                                           ---------------
                          Electric Utilities (1.7%)
   217,300                Avista Corp.                                                                          5,126,107
   188,950                PNM Resources Inc.                                                                    6,150,323
                                                                                                           ---------------
                                                                                                               11,276,430
                                                                                                           ---------------
                          Electrical Products (4.9%)
   160,600                Acuity Brands, Inc.                                                                   9,494,672
   402,000                Belden Inc.                                                                          22,463,760
                                                                                                           ---------------
                                                                                                               31,958,432
                                                                                                           ---------------
                          Electronic Equipment/Instruments (1.5%)
   336,400                Paxar Corp.                                                              *           10,095,364
                                                                                                           ---------------

                          Electronic Production Equipment (0.1%)
    30,600                Cognex Corp.                                                                            659,430
                                                                                                           ---------------

                          Engineering & Construction (1.1%)
   244,700                Stantec Inc. (Canada)                                                    *            7,380,152
                                                                                                           ---------------

                          Finance/Rental/Leasing (1.7%)
   183,400                AerCap Holdings NV (Netherlands)                                         *            5,349,778
   234,923                TAL International Group, Inc.                                                         5,875,424
                                                                                                           ---------------
                                                                                                               11,225,202
                                                                                                           ---------------
                          Financial Conglomerates (2.0%)
   466,400                Conseco, Inc.                                                            *            8,250,616
   111,000                National Financial Partners Corp.                                                     5,113,770
                                                                                                           ---------------
                                                                                                               13,364,386
                                                                                                           ---------------
                          Gas Distributors (0.9%)
   199,500                UGI Corp.                                                                             5,657,820
                                                                                                           ---------------

                          Home Furnishings (1.1%)
   174,600                Jarden Corp.                                                             *            7,357,644
                                                                                                           ---------------

                          Industrial Machinery (3.4%)
   112,100                Actuant Corp. (Class A)                                                               5,941,300
   222,165                CIRCOR International, Inc.                                                            8,086,806
   195,200                Watts Water Technologies, Inc. (Class A)                                              7,905,600
                                                                                                           ---------------
                                                                                                               21,933,706
                                                                                                           ---------------
                          Information Technology Services (0.8%)
   241,969                MTC Technologies, Inc.                                                   *            4,999,080
                                                                                                           ---------------

                          Medical Specialties (1.4%)
   133,840                Bio-Rad Laboratories, Inc. (Class A)                                     *            9,471,857
                                                                                                           ---------------

                          Medical/Nursing Services (1.7%)
   341,850                Apria Healthcare Group Inc.                                              *           10,850,319
                                                                                                           ---------------

                          Metal Fabrications (0.9%)
   101,230                General Cable Corp.                                                      *            5,814,651
                                                                                                           ---------------

                          Miscellaneous Commercial Services (9.2%)
   159,300                Brink's Co. (The)                                                                    10,115,550
   242,100                FTI Consulting Inc.                                                      *            8,902,017
   309,400                Gartner, Inc.                                                            *            7,806,162
   185,658                Geo Group Inc. (The)                                                     *            9,505,690
    57,500                Global Imaging Systems, Inc.                                             *            1,661,175

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
   520,710                MAXIMUS, Inc.                                                                        18,193,607
   121,700                Wright Express Corp.                                                     *            3,834,767
                                                                                                           ---------------
                                                                                                               60,018,968
                                                                                                           ---------------
                          Multi-Line Insurance (1.9%)
   456,300                Max Capital Group Ltd. (Bermuda)                                                     12,228,840
                                                                                                           ---------------

                          Office Equipment/Supplies (3.6%)
   998,763                Acco Brands Corp.                                                        *           23,770,559
                                                                                                           ---------------

                          Oil & Gas Production (2.2%)
   219,700                Denbury Resources Inc.                                                   *            7,269,873
   194,280                St. Mary Land & Exploration Co.                                                       7,114,534
                                                                                                           ---------------
                                                                                                               14,384,407
                                                                                                           ---------------
                          Oilfield Services/Equipment (2.4%)
   197,170                Superior Energy Services, Inc.                                           *            7,163,186
   131,190                Universal Compression Holdings, Inc.                                     *            8,733,318
                                                                                                           ---------------
                                                                                                               15,896,504
                                                                                                           ---------------
                          Packaged Software (1.4%)
   723,088                MSC. Software Corp.                                                      *            9,443,529
                                                                                                           ---------------

                          Personnel Services (0.8%)
   282,822                Gevity HR, Inc.                                                                       5,274,630
                                                                                                           ---------------

                          Pharmaceuticals: Other (3.8%)
   457,220                Perrigo Co.                                                                           8,687,180
   325,300                PRA International                                                        *            7,390,816
   361,800                Sciele Pharma, Inc.                                                      *            8,943,696
                                                                                                           ---------------
                                                                                                               25,021,692
                                                                                                           ---------------
                          Property - Casualty Insurers (4.4%)
   327,900                AmTrust Financial Services, Inc.                                                      3,924,963
   309,200                Employers Holdings, Inc.                                                              6,131,436
   223,400                Platinum Underwriters Holdings, Ltd. (Bermuda)                                        7,644,748
   451,186                United America Indemnity, Ltd. (Class A) (Cayman Islands)                *           11,270,626
                                                                                                           ---------------
                                                                                                               28,971,773
                                                                                                           ---------------
                          Real Estate Investment Trusts (1.9%)
   645,500                Anthracite Capital, Inc.                                                              7,487,800
   109,700                LaSalle Hotel Properties                                                              5,093,371
                                                                                                           ---------------
                                                                                                               12,581,171
                                                                                                           ---------------
                          Regional Banks (2.2%)
    44,400                Alabama National BanCorporation                                                       2,780,328
   151,100                Greater Bay Bancorp                                                                   3,896,869
   155,872                Integra Bank Corp.                                                                    3,541,412
   312,230                Provident New York Bancorp                                                            4,249,450
                                                                                                           ---------------
                                                                                                               14,468,059
                                                                                                           ---------------
                          Restaurants (3.6%)
   526,300                AFC Enterprises, Inc.                                                    *           10,004,963
  1,799,200               Denny's Corp.                                                            *            8,438,248
   165,500                Landry's Restaurants, Inc.                                                            4,915,350
                                                                                                           ---------------
                                                                                                               23,358,561
                                                                                                           ---------------
                          Savings Banks (1.6%)
   394,946                First Niagara Financial Group, Inc.                                                   5,371,266
   153,804                MB Financial, Inc.                                                                    5,166,276
                                                                                                           ---------------
                                                                                                               10,537,542
                                                                                                           ---------------
                          Semiconductors (0.9%)
   260,200                Microsemi Corp.                                                          *            6,013,222
                                                                                                           ---------------

                          Specialty Insurance (2.0%)
   112,100                NYMAGIC, Inc.                                                                         4,590,495
   152,086                ProAssurance Corp.                                                       *            8,188,310
                                                                                                           ---------------
                                                                                                               12,778,805
                                                                                                           ---------------
                          Specialty Stores (0.9%)
   219,800                Lithia Motors, Inc. (Class A)                                                         5,923,610
                                                                                                           ---------------

                          Specialty Telecommunications (0.5%)
   283,286                Syniverse Holdings Inc.                                                  *            2,920,679
                                                                                                           ---------------

                          Telecommunication Equipment (1.8%)
    30,800                ADTRAN, Inc.                                                                            783,860
   744,000                Tekelec                                                                  *           10,668,960
                                                                                                           ---------------
                                                                                                               11,452,820
                                                                                                           ---------------
                          Textiles (1.4%)
   231,100                Albany International Corp. (Class A)                                                  8,851,130
                                                                                                           ---------------

                          Wireless Telecommunications (0.6%)
   197,700                Cellcom Israel Ltd. (Israel)                                                          3,948,069
                                                                                                           ---------------

                          TOTAL COMMON STOCKS
                            (Cost $425,145,007)                                                               622,481,077
                                                                                                           ---------------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS
---------------
                          SHORT-TERM INVESTMENT (5.3%)
                          REPURCHASE AGREEMENT
   $35,075                Joint repurchase agreement account 5.22% due 05/01/07
                            (dated 04/30/07; proceeds $35,080,086) (a) (Cost $35,075,000)                      35,075,000
                                                                                                           ---------------




                          TOTAL INVESTMENTS
                            (Cost $460,220,007) (b)                                              100.3%       657,556,077
                          LIABILITIES IN EXCESS OF OTHER ASSETS                                   (0.3)        (2,250,203)
                                                                                                -------    ---------------
                          NET ASSETS                                                             100.0%    $  655,305,874
                                                                                                =======    ===============


---------------------------

ADR  American Depositary Receipt.

*    Non-income producing security.

(a)  Collateralized by federal agency and U.S. Treasury obligations.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $201,166,850 and the aggregate gross unrealized depreciation is $3,830,780, resulting in net unrealized appreciation of $197,336,070.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


                                       2
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                                         SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Special Value Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 21, 2007


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
June 21, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 21, 2007


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